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                  Semi-Annual Report

                  June 30, 2001

                  Mercury International
                  Index Fund
                  of Mercury Index Funds, Inc.

STATEMENT OF ASSETS
AND LIABILITIES

As of June 30, 2001

MERCURY INTERNATIONAL INDEX FUND

Assets:

Investment in Master International (Capitalization Weighted)
  Index Series, at value (identified cost--$59,444)                       $ 19,454
Prepaid registration fees                                                   22,500
                                                                          --------
Total assets                                                                41,954
                                                                          --------
----------------------------------------------------------------------------------

Liabilities:

Payable to distributor                                                           2
Accrued expenses                                                            22,500
                                                                          --------
Total liabilities                                                           22,502
                                                                          --------
----------------------------------------------------------------------------------

Net Assets:

Net assets                                                                $ 19,452
                                                                          ========
----------------------------------------------------------------------------------

Net Assets Consist of:

Class I Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                                --+
Class A Shares of Common Stock, $.0001 par value,
  125,000,000 shares authorized                                                --+
Paid-in capital in excess of par                                            65,309
Undistributed investment income--net                                           773
Accumulated realized capital losses on investments and foreign currency
  transactions from the Series--net                                         (6,640)
Unrealized depreciation on investments from the Series--net                (39,990)
                                                                          --------
Net assets                                                                $ 19,452
                                                                          ========
----------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $9,669 and 1,279 shares outstanding       $   7.56
                                                                          ========
Class A--Based on net assets of $9,783 and 1,278 shares outstanding       $   7.65
                                                                          ========
----------------------------------------------------------------------------------

+     Amount is less than $1.

      See Notes to Financial Statements.


               June 30, 2001 (2) Mercury International Index Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2001

MERCURY INTERNATIONAL INDEX FUND

Investment Income:

Investment income allocated from the Series                          $    1,996
Expenses allocated from the Series                                          (80)
                                                                     ----------
Net investment income from the Series                                     1,916
                                                                     ----------
-------------------------------------------------------------------------------

Expenses:

Printing and shareholder reports                         $ 10,714
Professional fees                                          10,224
Registration fees                                           3,593
Transfer agent fees                                           641
Administration fee                                            338
Account maintenance fee--Class A                              235
Accounting services                                            14
Other                                                       1,868
                                                         --------
Total expenses before reimbursement                        27,627
Reimbursement of expenses                                 (26,826)
                                                         --------
Total expenses after reimbursement                                          801
                                                                     ----------
Investment income--net                                                    1,115
                                                                     ----------
-------------------------------------------------------------------------------

Realized & Unrealized Loss on Investments &
Foreign Currency Transactions from the Series--Net:

Realized loss from the Series on:
  Investments--net                                         (5,037)
  Foreign currency transactions--net                       (1,125)       (6,162)
                                                         --------
Change in unrealized depreciation on investments and
  foreign currency transactions from the Series--net                    (25,386)
                                                                     ----------
Net Decrease in Net Assets Resulting from Operations                 $  (30,433)
                                                                     ==========
-------------------------------------------------------------------------------

See Notes to Financial Statements.


               June 30, 2001 (3) Mercury International Index Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MERCURY INTERNATIONAL INDEX FUND

                                                                    For the Six       For the Period
                                                                    Months Ended      Feb. 15, 2000+
 Increase (Decrease) in Net Assets:                                June 30, 2001     to Dec. 31, 2000
 ----------------------------------------------------------------------------------------------------
 Operations:

 Investment income--net                                              $   1,115             $     415
 Realized loss on investments and foreign currency transactions
   from the Series--net                                                 (6,162)                 (648)
 Change in unrealized depreciation on investments and foreign
   currency transactions from the Series--net                          (25,386)              (14,604)
                                                                     -------------------------------
 Net decrease in net assets resulting from operations                  (30,433)              (14,837)
                                                                     -------------------------------
 ----------------------------------------------------------------------------------------------------

 Dividends to Shareholders:

 Investment income--net:
   Class I                                                                 (30)                   --
   Class A                                                                (678)                   --
                                                                     -------------------------------
 Net decrease in net assets resulting from
   dividends to shareholders                                              (708)                   --
                                                                     -------------------------------
 ----------------------------------------------------------------------------------------------------

 Capital Share Transactions:

 Net increase (decrease) in net assets derived from capital
   share transactions                                                 (172,552)              212,982
                                                                     -------------------------------
 ----------------------------------------------------------------------------------------------------

 Net Assets:

 Total increase (decrease) in net assets                              (203,693)              198,145
 Beginning of period                                                   223,145                25,000
                                                                     -------------------------------
 End of period*                                                      $  19,452             $ 223,145
 ---------------------------------------------------------------------------------------------------
*Undistributed investment income--net                                $     773             $     366
                                                                     ===============================
 ----------------------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


               June 30, 2001 (4) Mercury International Index Fund

FINANCIAL HIGHLIGHTS

MERCURY INTERNATIONAL INDEX FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                       Class I                          Class A
                                               -----------------------------------------------------------
                                                 For the       For the            For the       For the
                                               Six Months       Period           Six Months      Period
                                                  Ended     Feb. 15, 2000+         Ended     Feb. 15, 2000+
                                                 June 30,     to Dec. 31,         June 30,     to Dec. 31,
Increase (Decrease) in Net Asset Value:            2001           2000              2001           2000
---------------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of period             $  8.89         $ 10.00          $  8.87         $ 10.00
                                                 --------------------------------------------------------
Investment income--net                               .07**           .10              .05**           .01
Realized and unrealized loss on investments
  and foreign currency transactions
  from the Series--net                             (1.38)          (1.21)           (1.25)          (1.14)
                                                 --------------------------------------------------------
Total from investment operations                   (1.31)          (1.11)           (1.20)          (1.13)
                                                 --------------------------------------------------------
Less dividends from investment income--net          (.02)             --             (.02)             --
                                                 --------------------------------------------------------
Net asset value, end of period                   $  7.56         $  8.89          $  7.65         $  8.87
                                                 ========================================================
---------------------------------------------------------------------------------------------------------

Total Investment Return:

Based on net asset value per share                (14.72%)@       (11.10%)@        (13.57%)@       (11.30%)@
                                                 ========================================================
---------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement++                     .65%*           .61%*            .90%*           .89%*
                                                 ========================================================
Expenses++                                         28.64%*        143.55%*          28.91%*        151.62%*
                                                 ========================================================
Investment income--net                              1.71%*          1.17%*           1.09%*           .40%*
                                                 ========================================================
---------------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)         $     9         $    11          $    10         $   212
                                                 ========================================================
---------------------------------------------------------------------------------------------------------

*     Annualized.
**    Based on average shares outstanding.
+     Commencement of operations.
++    Includes the Fund's share of the Series' allocated expenses.
@     Aggregate total investment return.
      See Notes to Financial Statements.


               June 30, 2001 (5) Mercury International Index Fund

NOTES TO FINANCIAL STATEMENTS

MERCURY INTERNATIONAL INDEX FUND

(1)   Significant Accounting Policies:

      Mercury International Index Fund (the "Fund") is part of Mercury Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master International (Capitalization Weighted) Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such statements are of a normal, recurring nature. The percentage of the Series owned by the Fund at June 30, 2001 was 0.1%. The Fund offers two classes of shares. Class I and Class A Shares are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

      (b) Investment income and expenses--The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

      (c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

      (d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.


               June 30, 2001 (6) Mercury International Index Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

      (f) Investment transactions--Investment transactions in the Series are accounted for on a trade date basis.

(2)   Transactions with Affiliates:

      The Corporation has entered into an Administrative Services Agreement with Mercury Advisors, an affiliate of Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .34% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended June 30, 2001, Mercury Advisors earned fees of $338, all of which were waived. Mercury advisors also reimbursed the Fund for additional expenses of $26,488.

      The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Class A Shares.

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A shareholders.

      Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Certain officers and/or directors of the Fund are officers and/or directors of Mercury Advisors, FAM, PSI, FAMD, FDS, and/or ML & Co.


               June 30, 2001 (7) Mercury International Index Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

(3)   Investments:

      Increases and decreases in the Fund's investment in the Series for the six months ended June 30, 2001 were $209,423 and $384,133, respectively.

(4)   Capital Share Transactions:

      Net increase (decrease) in net assets derived from capital share transactions were $(172,552) and $212,982 for the six months ended June 30, 2001 and for the period February 15, 2000 to December 31, 2000, respectively.

      Transactions in capital shares for each class were as follows:

Class I Shares for the Six Months
Ended June 30, 2001                                 Shares        Dollar Amount
-------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment
  of dividends                                          4          $         30
                                                 ------------------------------
Net increase                                            4          $         30
                                                 ==============================
-------------------------------------------------------------------------------

Class I Shares for the Period
February 15, 2000+ to December 31, 2000             Shares        Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                            25          $        250
                                                 ------------------------------
Net increase                                           25          $        250
                                                 ==============================
-------------------------------------------------------------------------------

+ On February 15, 2000 (commencement of operations), the Fund issued 1,250 shares to Mercury Advisors for $12,500.

Class A Shares for the Six Months
Ended June 30, 2001                                 Shares        Dollar Amount
-------------------------------------------------------------------------------

Shares sold                                        21,296          $    178,143
Shares issued to shareholders in reinvestment
  of dividends                                         82                   678
                                                 ------------------------------
Total issued                                       21,378               178,821
Shares redeemed                                   (43,972)             (351,403)
                                                 ------------------------------
Net decrease                                      (22,594)         $   (172,582)
                                                 ==============================
-------------------------------------------------------------------------------

Class A Shares for the Period
February 15, 2000+ to December 31, 2000             Shares        Dollar Amount
-------------------------------------------------------------------------------
Shares sold                                        22,950          $    215,735
Shares redeemed                                      (328)               (3,003)
                                                 ------------------------------
Net increase                                       22,622          $    212,732
                                                 ==============================
-------------------------------------------------------------------------------

+ On February 15, 2000 (commencement of operations), the Fund issued 1,250 shares to Mercury Advisors for $12,500.


               June 30, 2001 (8) Mercury International Index Fund

SCHEDULE OF INVESTMENTS

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                                                                               In US Dollars
                                                                     Shares    -------------
Investments                                                           Held         Value
--------------------------------------------------------------------------------------------
Australia

AMP Limited                                                           2,226      $    24,875
Amcor Limited                                                         1,262            4,245
Australian Gas Light Company Limited                                    979            4,218
BHP Billiton Limited (a)                                              3,679           19,907
Boral Limited                                                         1,506            2,201
Brambles Industries Limited                                             509           12,414
Broken Hill Proprietary Company Limited                               3,454           18,234
CSR Limited                                                           2,249            8,113
Coles Myer Limited                                                    2,833            9,096
Commonwealth Bank of Australia                                        2,487           43,153
Computershare Limited                                                 1,277            3,990
Foster's Brewing Group Limited (a)                                    8,450           23,528
General Property Trust                                                3,085            4,358
James Hardie Industries Limited                                       6,681           17,998
Lend Lease Corporation Limited                                        3,095           19,736
M.I.M. Holdings Limited                                               6,779            4,133
National Australia Bank Limited                                       2,947           52,486
The News Corporation Limited                                          6,405           58,641
The News Corporation Limited (Preferred)                              3,857           30,905
Normandy Mining Limited                                               2,684            1,691
OneSteel Limited                                                        790              369
Origin Energy Limited                                                 1,479            2,254
Paperlinx Limited                                                       420              866
QBE Insurance Group Limited                                           1,352            8,113
Rio Tinto Limited                                                       666           11,553
Santos Limited                                                        1,916            6,318
Southcorp Limited                                                     1,802            6,966
TABCORP Holdings Limited                                              1,097            5,295
Telstra Corporation Limited                                          13,550           37,040
WMC Limited                                                           2,364           11,507
Westfield Trust                                                       4,616            7,876
Westpac Banking Corporation Limited                                   5,345           39,265
Woolworths Limited                                                    2,462           13,760
--------------------------------------------------------------------------------------------
Total Investments in Australia (Cost--$552,071)--3.0%                                515,104
--------------------------------------------------------------------------------------------

Austria

Austria Tabakwerke AG                                                    13              908
Austrian Airlines/Osterreichische Luftverkehrs AG                       197            1,901
BBAG Oesterreichische Brau-Beteiligungs AG                               64            2,341
BWT AG                                                                   67            1,900
Boehler-Uddeholm AG                                                      73            2,719
Flughafen Wien AG                                                        41            1,328
Mayr-Melnhof Karton AG                                                   65            2,877
OMV AG                                                                   57            4,777
Oesterreichische Elektrizitaetswirtschafts-AG "Verbund" 'A' (a)          52            4,314
RHI AG                                                                   59            1,149


               June 30, 2001 (9) Mercury International Index Fund

                                                                               In US Dollars
                                                                     Shares    -------------
Investments                                                           Held         Value
--------------------------------------------------------------------------------------------
Austria (concluded)

VA Technologie AG                                                        85      $     2,738
Wienerberger Baustoffindustrie AG                                       136            2,303
--------------------------------------------------------------------------------------------
Total Investments in Austria (Cost--$35,574)--0.2%                                    29,255
--------------------------------------------------------------------------------------------

Belgium

Agfa Gevaert NV                                                         222            3,195
Delhaize "Le Lion" SA                                                   136            8,042
Electrabel SA                                                           115           22,704
Fortis 'B'                                                            1,509           36,409
Groupe Bruxelles Lambert SA                                             275           15,412
Interbrew                                                               398           10,648
KBC Bancassurance Holding                                               628           22,330
Solvay SA                                                               200            9,905
UCB SA                                                                  339           11,781
--------------------------------------------------------------------------------------------
Total Investments in Belgium (Cost--$174,900)--0.8%                                  140,426
--------------------------------------------------------------------------------------------

Denmark

A/S Dampskibsselskabet Svendborg 'B'                                      1            8,983
Bang & Olufsen Holding A/S 'B'                                           72            1,662
Carlsberg A/S 'B'                                                       133            5,566
D/S 1912 'B'                                                              2           13,873
Danisco A/S                                                             171            6,261
Danske Bank                                                           1,598           28,711
Falck A/S                                                                15            1,714
ISS A/S (a)                                                             108            6,325
NKT Holding A/S                                                          70              955
Navision Software A/S (a)                                                46              978
Novo Nordisk A/S 'B'                                                    785           34,724
Novozymes A/S 'B'                                                       208            4,340
TDC A/S                                                                 478           17,231
Vestas Wind Systems A/S                                                 242           11,283
William Demant A/S (a)                                                   48            1,337
--------------------------------------------------------------------------------------------
Total Investments in Denmark (Cost--$153,180)--0.8%                                  143,943
--------------------------------------------------------------------------------------------

Finland

Finnlines Oyj                                                            53              943
Instrumentarium Corporation                                              51            1,438
Kone Corporation 'B'                                                     67            4,623
Metso Oyj                                                               401            4,447
Nokia Oyj (Series A)                                                  9,284          210,408
Outokumpu Oyj                                                           327            2,644
Pohjola Group Insurance Corporation 'B'                                 102            1,982
Raisio Group PLC                                                        360              430
Sampo Insurance Company Ltd. 'A'                                        800            6,807
Sonera Oyj                                                            1,574           12,273
Stonesoft Oyj (a)                                                       141              304
Tietoenator Oyj                                                         210            4,676


               June 30, 2001 (10) Mercury International Index Fund

                                                                               In US Dollars
                                                                     Shares    -------------
Investments                                                           Held         Value
--------------------------------------------------------------------------------------------
Finland (concluded)

UPM-Kymmene Oyj                                                         572      $    16,169
Wartsila Oyj 'B'                                                        154            3,096
--------------------------------------------------------------------------------------------
Total Investments in Finland (Cost--$506,908)--1.5%                                  270,240
--------------------------------------------------------------------------------------------

France

Accor SA                                                                788           33,256
Air Liquide                                                             174           24,998
Alcatel                                                               1,902           39,773
Aventis SA                                                            1,408          112,407
Axa                                                                   3,768          107,343
Banque Nationale de Paris (BNP)                                         776           67,536
Bouygues SA                                                             630           21,292
Cap Gemini SA                                                           228           16,600
Carrefour SA                                                          1,288           68,151
Casino Guichard Perrach (Warrants) (c)                                   12               60
Casino Guichard Perrach (Warrants) (c)                                   12               69
Club Mediterranee SA                                                     20            1,103
Coflexip                                                                 13            1,882
Compagnie Generale des Etablissements Michelin 'B'                      297            9,396
Compagnie de Saint Gobain                                               163           22,148
Dassault Systemes SA                                                    137            5,280
Etablissements Economiques du Casino Guichard-Perrachon SA              357           30,118
France Telecom SA                                                     1,762           83,983
Groupe Danone                                                           438           60,108
L'Oreal SA                                                            1,218           78,626
LVMH (Louis Vuitton Moet Hennessy)                                      893           44,983
Lafarge SA (Ordinary)                                                   259           22,146
Lagardere S.C.A.                                                        268           12,615
PSA Peugeot Citroen (a)                                                 158           42,898
Pechiney SA 'A'                                                         196            9,956
Pernod Ricard                                                           108            7,571
Pinault-Printemps-Redoute SA                                            332           48,063
Publicis SA                                                             737           17,845
STMicroelectronics NV                                                 1,563           54,253
Sagem SA (New Shares)                                                    49            2,406
Sanofi-Synthelabo SA                                                  1,398           91,725
Schneider SA                                                            301           16,640
Societe Generale 'A'                                                  1,168           69,169
Societe Generale d'Entreprises SA                                       282           17,965
Sodexho Alliance SA                                                     713           33,290
Suez SA                                                               1,815           58,390
Thomson CSF                                                             333           12,058
Total Fina SA 'B'                                                     1,482          207,521
Usinor SA                                                               607            6,367
Valeo SA                                                                180            7,267


               June 30, 2001 (11) Mercury International Index Fund

                                                                               In US Dollars
                                                                     Shares    -------------
Investments                                                           Held         Value
--------------------------------------------------------------------------------------------
France (concluded)

Vivendi Universal SA                                                  1,573      $    91,688
Vivendi Universal SA (ADR) (b)                                          360           20,880
--------------------------------------------------------------------------------------------
Total Investments in France (Cost--$2,101,465)--9.6%                               1,679,825
--------------------------------------------------------------------------------------------

Germany

Adidas-Salomon AG                                                       107            6,555
Allianz AG (Registered Shares)                                          460          134,258
BASF AG                                                               1,086           42,844
Bayer AG                                                              1,642           64,432
Bayerische Hypo- und Vereinsbank AG                                   1,237           61,159
Beiersdorf AG                                                           160           16,729
Buderus AG                                                              238            5,440
DaimlerChrysler AG                                                    1,949           89,514
Deutsche Bank AG (Registered Shares)                                  1,321           94,658
Deutsche Lufthansa AG (Registered Shares)                             1,197           18,859
Deutsche Telekom AG (Registered Shares)                               5,929          135,125
Dresdner Bank AG (Registered Shares)                                  1,291           58,965
E.On AG                                                               1,304           67,784
EM.TV & Merchandising AG (a)                                            267              484
Epcos AG                                                                257           13,992
Fresenius Medical Care AG                                               121            8,492
Gehe AG                                                                 126            4,896
Heidelberger Zement AG                                                   35            1,504
Kamps AG                                                                130            1,182
Karstadt AG                                                              59            1,747
Linde AG                                                                253           10,746
MAN AG                                                                  546           11,695
Merck KGaA                                                              168            5,836
Metro AG                                                                869           32,459
Muenchener Rueckversicherungs-Gesellschaft AG (Registered Shares)       394          109,808
Preussag AG                                                             700           21,216
QIAGEN NV (a)                                                           200            4,402
RWE AG                                                                1,228           48,842
RWE AG (Preferred)                                                      221            6,605
SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)        556           77,154
Schering AG                                                             344           18,056
Siemens AG                                                            1,687          103,546
Thyssen Krupp AG                                                        844           11,075
Volkswagen AG                                                           831           39,046
WCM Beteiligungs- und Grundbesitz AG                                    287            3,070
--------------------------------------------------------------------------------------------
Total Investments in Germany (Cost--$1,733,946)--7.7%                              1,332,175
--------------------------------------------------------------------------------------------

Greece

Alpha Credit Bank                                                       675           14,195
Hellenic Telecommunications Organization SA (OTE)                     1,231           16,154
National Bank of Greece SA                                              666           19,531
--------------------------------------------------------------------------------------------
Total Investments in Greece (Cost--$55,779)--0.3%                                     49,880
--------------------------------------------------------------------------------------------


               June 30, 2001 (12) Mercury International Index Fund

                                                                               In US Dollars
                                                                     Shares    -------------
Investments                                                           Held         Value
--------------------------------------------------------------------------------------------
Hong Kong

Bank of East Asia, Ltd.                                               3,472      $     8,057
CLP Holdings Limited                                                  5,400           22,708
Cathay Pacific Airways                                                8,000           10,769
Hang Seng Bank Limited                                                3,900           40,001
Henderson Land Development Company Limited                            3,000           13,269
Hong Kong and China Gas Company Ltd.                                  8,470           10,696
Hutchison Whampoa Limited                                            10,400          105,001
Johnson Electric Holdings Limited                                     8,000           10,923
Li & Fung Limited                                                     6,000            9,846
New World Development Company Ltd. (a)                                5,039            6,137
Pacific Century CyberWorks Limited (a)                               31,108            8,874
QPL International Holdings Limited (a)                                3,000            1,163
QPL International Holdings Limited (Warrants) (c)                       600               48
Sino Land Company Limited                                             8,000            3,333
Sun Hung Kai Properties Ltd.                                          5,000           45,033
Sunevision Holdings Limited (a)                                          21                5
Swire Pacific Limited 'A'                                             3,500           18,128
Television Broadcasts Ltd.                                            1,000            4,205
Wharf (Holdings) Ltd.                                                 5,000           10,417
--------------------------------------------------------------------------------------------
Total Investments in Hong Kong (Cost--$431,901)--1.9%                                328,613
--------------------------------------------------------------------------------------------

Ireland

Allied Irish Banks PLC                                                1,903           21,266
CRH PLC                                                                 936           15,928
CRH PLC                                                                 880           14,751
DCC PLC                                                                 354            3,297
eircom PLC                                                            1,810            1,992
Elan Corporation PLC (a)                                                153            9,456
Elan Corporation PLC (ADR) (a)(b)                                       500           30,500
Fyffes PLC                                                            1,473            1,534
Greencore Group PLC                                                   1,018            2,198
Irish Continental Group PLC                                             167              792
Irish Life & Permanent PLC                                              770            8,996
Jefferson Smurfit Group PLC                                           1,387            2,560
Jurys Doyle Hotel Group PLC                                             268            1,985
Ryanair Holdings PLC (a)                                                680            7,052
Waterford Wedgwood PLC                                                1,651            1,510
--------------------------------------------------------------------------------------------
Total Investments in Ireland (Cost--$116,894)--0.7%                                  123,817
--------------------------------------------------------------------------------------------

Italy

Alitalia SpA (a)                                                        980            1,195
Assicurazioni Generali                                                2,510           75,436
Autogrill SpA                                                           249            2,683
Autostrade-Concessioni e Costruzioni Autostrade SpA                   2,537           16,474
Banca di Roma SpA                                                     2,734            8,333
Banca Intesa SpA                                                     10,229           36,112
Banca Popolare di Milano (BPM)                                        3,318           13,062


               June 30, 2001 (13) Mercury International Index Fund

                                                                               In US Dollars
                                                                     Shares    -------------
Investments                                                           Held         Value
--------------------------------------------------------------------------------------------
Italy (concluded)

Benetton Group SpA                                                      279      $     3,741
Bipop-Carire SpA                                                      4,080           15,336
Bulgari SpA                                                             532            5,571
ENI SpA                                                               7,981           97,303
Enel SpA                                                             13,696           41,858
Fiat SpA                                                                797           15,586
Gruppo Editoriale L'Espresso SpA                                        491            1,854
Immsi SpA (a)                                                         1,109              574
Italgas SpA                                                             879            7,702
La Rinascente SpA                                                       645            2,785
Mediaset SpA                                                          2,486           20,920
Mediobanca SpA                                                        2,146           22,928
Mondadori (Arnoldo) Editore SpA                                         378            2,691
Olivetti SpA                                                          2,756            4,876
Parmalat Finanziaria SpA                                              2,258            6,023
Pirelli SpA                                                           3,890           10,835
Riunione Adriatica di Sicurta SpA                                     1,460           17,947
San Paolo-IMI SpA                                                     2,886           36,991
Seat Pagine Gialle SpA (a)                                              460              473
Sirti SpA (a)                                                         1,109            1,375
Telecom Italia Mobile (TIM) SpA                                      17,074           87,018
Telecom Italia SpA                                                    7,266           65,205
Telecom Italia SpA (Registered Shares)                                2,101           10,032
Tiscali SpA (a)                                                         369            3,121
Unicredito Italiano SpA                                              10,204           43,798
--------------------------------------------------------------------------------------------
Total Investments in Italy (Cost--$857,679)--3.9%                                    679,838
--------------------------------------------------------------------------------------------

Japan

Acom Co., Ltd.                                                          300           26,483
Advantest Corporation                                                   200           17,142
Ajinomoto Co., Inc.                                                   2,000           21,456
Alps Electric Co., Ltd.                                               1,000            9,317
Amada Co., Ltd.                                                       1,000            5,059
Aoyamma Trading Co., Ltd.                                               100            1,344
The Asahi Bank, Ltd.                                                  6,000           12,989
Asahi Breweries Limited                                               1,000           11,217
Asahi Chemical Industry Co., Ltd.                                     3,000           12,604
Asahi Glass Company, Limited                                          3,000           24,920
Asatsu-Dk Inc.                                                          100            2,029
The Bank of Fukuoka, Ltd.                                             1,000            4,490
The Bank of Yokohama, Ltd.                                            2,000            8,146
Benesse Corporation                                                     200            6,270
Bridgestone Corp.                                                     2,000           20,927
CSK Corporation                                                         200            6,222
Canon, Inc.                                                           2,000           80,821
Casio Computer Co., Ltd.                                              1,000            5,813
Central Japan Railway Company                                             5           31,070
Chugai Pharmaceutical Co., Ltd.                                       1,000           15,210


               June 30, 2001 (14) Mercury International Index Fund

                                                                               In US Dollars
                                                                     Shares    -------------
Investments                                                           Held         Value
--------------------------------------------------------------------------------------------
Japan (continued)

The Chuo Trust & Banking Co., Ltd.                                    1,000      $     1,772
Citizen Watch Co.                                                     1,000            6,094
Cosmo Oil Co., Ltd.                                                   6,000           14,913
Credit Saison Co., Ltd.                                                 400            9,718
Dai Nippon Printing Co., Ltd.                                         2,000           24,407
The Daiei, Inc. (a)                                                   1,000            1,900
Daiichi Pharmaceutical Co., Ltd.                                      1,000           23,132
Daito Trust Construction Co., Ltd.                                      400            6,783
The Daiwa Bank, Ltd.                                                  2,000            2,598
Daiwa House Industry Co., Ltd.                                        1,000            7,842
Daiwa Securities Group Inc.                                           3,000           31,390
Denki Kagaku Kogyo Kabushiki Kaisha                                   1,000            3,392
Denso Corporation                                                     2,000           38,165
East Japan Railway Company                                                8           46,183
Ebara Corporation                                                     1,000            8,267
Eisai Company, Ltd.                                                   1,000           22,410
Fanuc Ltd.                                                              400           19,917
Fuji Machine Mfg. Co., Ltd.                                             100            1,832
Fuji Photo Film                                                       1,000           43,137
Fuji Soft ABC Incorporated                                              100            5,877
Fuji Television Network, Incorporated                                     1            5,749
Fujikura Ltd.                                                         1,000            6,094
Fujitsu Limited                                                       4,000           42,014
The Furukawa Electric Co., Ltd.                                       1,000            7,978
Hirose Electric Co., Ltd.                                               100            7,617
Hitachi Ltd.                                                          7,000           68,754
Honda Motor Co., Ltd.                                                 2,000           87,877
Hoya Corporation                                                        100            6,334
ITOCHU Corporation                                                    3,000           12,195
Ishikawajima-Harima Heavy Industries Co., Ltd.                        3,000            7,409
Ito-Yokado Co., Ltd.                                                  1,000           46,103
JGC Corporation                                                       1,000            8,339
JUSCO Co., Ltd.                                                       1,000           22,049
Japan Airlines Company, Ltd. (JAL)                                    4,000           12,861
Japan Energy Corp.                                                    3,000            6,350
Japan Tobacco, Inc.                                                       4           27,582
Kajima Corporation                                                    2,000            5,099
Kaken Pharmaceutical Co., Ltd.                                        1,000            8,523
Kansai Electric Power Company, Inc.                                   2,000           33,916
Kao Corporation                                                       2,000           49,711
Kawasaki Heavy Industries Ltd. (a)                                    2,000            3,303
Kawasaki Steel Corporation                                            8,000            9,493
Kinki Nippon Railway Co., Ltd.                                        2,060            8,258
Kirin Brewery Company, Ltd.                                           2,000           17,014
Komatsu Ltd.                                                          2,000            9,173
Konami Co., Ltd.                                                        300           13,687
Kubota Corporation                                                    2,000            7,954
Kuraray Co., Ltd.                                                     1,000            7,441


               June 30, 2001 (15) Mercury International Index Fund

                                                                               In US Dollars
                                                                     Shares    -------------
Investments                                                           Held         Value
--------------------------------------------------------------------------------------------
Japan (continued)

Kyocera Corporation                                                     400      $    35,279
Kyowa Hakko Kogyo Co., Ltd.                                           1,000            6,655
Marubeni Corporation (a)                                              2,000            3,849
Marui Co., Ltd.                                                       1,000           14,432
Matsushita Electric Industrial Company, Ltd.                          4,000           62,604
Meitec Corp.                                                            100            3,343
Minebea Company Ltd.                                                  1,000            6,583
Mitsubishi Chemical Corporation                                       5,000           13,390
Mitsubishi Corporation                                                3,000           24,174
Mitsubishi Electric Corporation                                       5,000           24,775
Mitsubishi Estate Company, Limited                                    3,000           27,590
Mitsubishi Heavy Industries, Ltd.                                     7,000           31,936
Mitsubishi Materials Corporation                                      2,000            4,282
Mitsubishi Tokyo Financial Group, Inc. (a)                               11           91,725
Mitsui & Co., Ltd.                                                    3,000           20,181
Mitsui Fudosan Co., Ltd.                                              2,000           21,552
Mitsui Marine and Fire Insurance Company, Ltd.                        1,000            5,115
Mitsui Mining & Smelting Co., Ltd.                                    1,000            4,418
Mitsukoshi, Ltd.                                                      1,000            4,145
Mizuho Holdings, Inc.                                                    18           83,707
Murata Manufacturing Co., Ltd.                                          400           26,588
NEC Corporation                                                       3,000           40,531
NGK Insulators, Ltd.                                                  1,000            8,780
NGK Spark Plug Co., Ltd.                                              1,000            9,381
NSK Limited                                                           1,000            4,322
Namco Ltd.                                                              100            1,796
Nichiei Co., Ltd.                                                       100              874
Nidec Corporation                                                       100            5,204
Nikon Corporation                                                     1,000            9,493
Nintendo Company Ltd.                                                   300           54,602
Nippon Express Co., Ltd.                                              3,000           13,542
Nippon Meat Packers, Inc.                                             1,000           12,115
Nippon Mitsubishi Oil Corp.                                           3,000           16,934
Nippon Sheet Glass Company, Ltd.                                      1,000            5,821
Nippon Steel Corporation                                             15,000           22,731
Nippon Telegraph & Telephone Corporation (NTT)                           26          135,504
Nippon Unipac Holding                                                     2           11,225
Nippon Yusen Kabushiki Kaisha                                         3,000           11,883
Nissan Motor Co., Ltd.                                               14,000           96,648
Nisshinbo Industries Inc.                                             1,000            5,164
Nitto Denko Corporation                                                 400           11,546
The Nomura Securities Co., Ltd.                                       4,000           76,652
Obayashi Corporation                                                  1,000            3,889
Oji Paper Co., Ltd.                                                   3,000           14,841
Olympus Optical Co., Ltd.                                             1,000           16,020
Oriental Land Co., Ltd                                                  100            7,425
Orix Corporation                                                        200           19,452
Osaka Gas Co.                                                         2,000            6,446


               June 30, 2001 (16) Mercury International Index Fund

                                                                               In US Dollars
                                                                     Shares    -------------
Investments                                                           Held         Value
--------------------------------------------------------------------------------------------

Japan (continued)

Pioneer Corporation                                                   1,000      $    30,388
Promise Co., Ltd.                                                       300           24,727
Renown Incorporated (a)                                               1,000              778
Rohm Company Ltd.                                                       200           31,078
SMC Corporation                                                         200           21,408
Sankyo Company, Ltd.                                                  1,000           18,040
Sanyo Electric Co., Ltd.                                              4,000           25,273
Secom Co., Ltd.                                                         500           27,902
Sega Enterprises Ltd. (a)                                               400            7,088
Sekisui Chemical Co., Ltd.                                            5,000           20,686
Sekisui House, Ltd.                                                   2,000           16,982
Sharp Corporation                                                     2,000           27,261
Shin-Etsu Chemical Co., Ltd.                                          1,000           36,722
Shionogi & Co., Ltd.                                                  1,000           20,847
Shiseido Company, Limited                                             1,000            9,381
The Shizuoka Bank, Ltd.                                               1,000            8,387
Showa Denko K.K. (a)                                                  3,000            4,282
Snow Brand Milk Products Co., Ltd. (a)                                1,000            3,287
Softbank Corp.                                                          700           22,955
Sony Corporation                                                      1,900          124,920
The Sumitomo Bank, Ltd.                                              10,000           82,585
Sumitomo Chemical Co., Ltd.                                           4,000           18,056
Sumitomo Corporation                                                  2,000           13,999
Sumitomo Electric Industries                                          2,000           22,675
Sumitomo Heavy Industries, Ltd.                                       1,000            1,395
The Sumitomo Marine & Fire Insurance Co., Ltd.                        1,000            5,589
Sumitomo Metal Industries, Ltd. (a)                                   1,000              601
Sumitomo Metal Mining Co.                                             1,000            4,674
Sumitomo Osaka Cement Co., Ltd.                                       1,000            2,085
Taisei Corporation                                                    2,000            4,875
Taisho Pharmaceutical Company, Ltd.                                   1,000           18,802
Takara Shuzo Co., Ltd.                                                1,000           13,174
Takeda Chemical Industries, Ltd.                                      2,000           93,008
Takefuji Corporation                                                    800           72,675
Takuma Co., Ltd.                                                      2,000           20,045
Teijin Limited                                                        2,000           11,241
Terumo Corporation                                                    1,000           18,361
Tohoku Electric Power Co., Inc.                                       1,100           17,948
The Tokio Marine & Fire Insurance Co. Ltd.                            3,000           28,023
Tokyo Electric Power                                                  2,700           69,925
Tokyo Electron Limited                                                  400           24,214
Tokyo Gas Co.                                                         6,000           18,233
Tokyu Corporation                                                     2,000           10,904
Toppan Printing Co., Ltd.                                             1,000           10,287
Toray Industries, Inc.                                                3,000           11,979
Toshiba Corporation                                                   7,000           36,987
Toto Limited                                                          1,000            6,968
Toyobo Co., Ltd.                                                      2,000            4,041


               June 30, 2001 (17) Mercury International Index Fund

                                                                               In US Dollars
                                                                     Shares    -------------
Investments                                                           Held         Value
--------------------------------------------------------------------------------------------
Japan (concluded)

Toyota Motor Corporation                                              7,100      $   249,912
Trans Cosmos Inc.                                                       100            4,049
Uni-Charm Corporation                                                   100            3,239
World Co., Ltd.                                                         100            3,207
Yamaha Corporation                                                    1,000           10,079
Yamanouchi Pharmaceutical Co., Ltd.                                   1,000           28,063
Yamato Transport Co., Ltd.                                            1,000           20,967
Yokogawa Electric Corporation                                         1,000            8,900
--------------------------------------------------------------------------------------------
Total Investments in Japan (Cost--$5,067,100)--21.7%                               3,785,436
--------------------------------------------------------------------------------------------

Netherlands

ABN AMRO Holding NV                                                   3,277           61,562
ASM Lithography Holding NV (a)                                          874           19,601
Aegon NV                                                              2,557           71,978
Akzo Nobel NV                                                           560           23,705
Buhrmann NV                                                             256            2,414
Elsevier NV                                                           1,574           19,588
Getronics NV                                                            663            2,750
Hagemeyer NV                                                            191            3,679
Heineken NV                                                           1,067           43,025
IHC Caland NV                                                            85            4,282
ING Groep NV (a)                                                      1,942          126,924
KPN NV                                                                2,520           14,294
Koninklijke Ahold NV                                                  1,661           52,030
Koninklijke Luchtvaart Maatschappij NV (KLM)                            101            1,779
Koninklijke (Royal) Philips Electronics NV                            2,515           66,665
Oce NV                                                                  216            2,268
Royal Dutch Petroleum Company                                         4,131          237,747
TNT Post Group NV                                                       916           19,116
Unilever NV 'A'                                                       1,154           69,170
Vedior NV 'A'                                                           242            2,192
Vendex KBB NV                                                           284            3,607
Wolters Kluwer NV 'A'                                                   623           16,746
--------------------------------------------------------------------------------------------
Total Investments in the Netherlands (Cost--$1,033,740)--5.0%                        865,122
--------------------------------------------------------------------------------------------

New Zealand

Carter Holt Harvey Limited                                            4,563            3,118
Fletcher Building Limited                                             1,462            1,393
Lion Nathan Limited                                                     529            1,159
Telecom Corporation of New Zealand Limited                            4,275            9,656
--------------------------------------------------------------------------------------------
Total Investments in New Zealand (Cost--$21,853)--0.1%                                15,326
--------------------------------------------------------------------------------------------

Norway

Elkem ASA                                                                62            1,026
Frontline Limited                                                       229            3,925
Hands ASA (a)                                                            14               31
Kvaerner ASA 'A' (a)                                                    295            2,070


               June 30, 2001 (18) Mercury International Index Fund

                                                                               In US Dollars
                                                                     Shares    -------------
Investments                                                           Held         Value
--------------------------------------------------------------------------------------------
Norway (concluded)

Merkantildata ASA (a)                                                   664      $     1,102
Norsk Hydro ASA                                                         566           23,978
Norske Skogindustrier ASA                                               147            2,228
Opticom ASA (a)                                                          44            2,800
Orkla ASA 'A'                                                           526            9,522
Petroleum Geo-Services (a)                                              353            3,573
Schibsted ASA                                                           171            1,694
Statoil ASA (a)                                                       1,000            7,391
Storebrand ASA (a)                                                      844            6,012
Tandberg ASA (a)                                                        236            2,996
Telenor A/S (a)                                                       1,411            5,819
Tomra Systems ASA                                                       421            6,629
--------------------------------------------------------------------------------------------
Total Investments in Norway (Cost--$87,067)--0.5%                                     80,796
--------------------------------------------------------------------------------------------

Portugal

BPI-SGPS, SA (Registered Shares)                                      1,256            2,914
Banco Comercial Portugues, SA (BCP) (Registered Shares) (a)           5,264           19,609
Brisa-Auto Estradas de Portugal, SA                                     720            6,096
Cimpor-Cimentos de Portugal, SGPS, SA                                   353            6,844
Eletricidade de Portugal, SA (EDP)                                    6,658           15,895
Jeronimo Martins SGPS, SA (a)                                           166            1,068
Portugal Telecom SA (Registered Shares) (a)                           2,543           17,740
Portugal Telecom, SGPS, SA (Rights) (d)                               2,543              344
Sonae, S.G.P.S., SA                                                   2,852            2,076
--------------------------------------------------------------------------------------------
Total Investments in Portugal (Cost--$103,737)--0.4%                                  72,586
--------------------------------------------------------------------------------------------

Singapore

Capitaland Limited                                                    5,000            6,861
Chartered Semiconductor Manufacturing Limited (a)                     3,000            7,508
City Developments Limited                                             2,000            7,739
DBS Group Holdings Limited                                            3,000           22,064
Keppel Corporation Ltd.                                               2,000            3,974
Neptune Orient Lines Limited (a)                                      2,000            1,537
OMNI Industries Limited                                               2,000            4,435
Oversea-Chinese Banking Corporation Ltd.                              3,000           19,594
Singapore Airlines Limited                                            2,000           13,831
Singapore Press Holdings Ltd.                                         1,000           10,977
Singapore Technologies Engineering Ltd.                               3,000            4,248
Singapore Telecommunications, Ltd.                                   11,000           11,471
United Overseas Bank Ltd.                                             2,000           12,623
Venture Manufacturing (Singapore) Ltd.                                1,000            6,641
--------------------------------------------------------------------------------------------
Total Investments in Singapore (Cost--$206,068)--0.8%                                133,503
--------------------------------------------------------------------------------------------

Spain

ACS, Actividades de Construccion y Servicios, SA                        138            3,825
Acerinox SA                                                             108            2,999
Altadis                                                               1,424           20,302


               June 30, 2001 (19) Mercury International Index Fund

                                                                               In US Dollars
                                                                     Shares    -------------
Investments                                                           Held         Value
--------------------------------------------------------------------------------------------
Spain (concluded)

Autopistas, Concesionaria Espanola SA                                   854      $     7,765
Banco Bilbao Vizcaya, SA                                              5,309           68,677
Banco Santander Central Hispano, SA                                  10,190           92,307
Corporacion Mapfre                                                      439            9,176
Endesa SA                                                             2,677           42,698
Fomento de Construcciones y Contratas SA                                325            6,191
Gas Natural SDG, SA 'E'                                                 880           14,230
Grupo Dragados SA                                                       492            6,185
Iberdrola SA                                                          1,554           19,932
Repsol-YPF, SA                                                        2,959           48,849
Telefonica SA (a)                                                     8,957          110,408
TelePizza, SA (a)                                                       460              857
Union Electrica Fenosa, SA                                              587           10,958
--------------------------------------------------------------------------------------------
Total Investments in Spain (Cost--$583,855)--2.7%                                    465,359
--------------------------------------------------------------------------------------------

Sweden

Assa Abloy AB 'B'                                                       679            9,700
Atlas Copco AB 'A'                                                      355            7,028
Electrolux AB 'B'                                                       826           11,420
ForeningsSparbanken AB                                                  147            1,702
Gambro AB 'B'                                                           316            1,916
Hennes & Mauritz AB 'B'                                               1,714           29,366
Nordbanken Holding AB                                                 4,684           26,679
Nordea AB                                                             1,422            8,085
OM Gruppen AB                                                           179            2,269
Skanska AB 'B'                                                        1,068           10,106
SKF AB 'B'                                                              228            3,592
Sandvik AB                                                              589           11,850
Securitas AB 'B'                                                        800           14,000
Skandia Forsakrings AB                                                2,179           20,018
Skandinaviska Enskilda Banken (SEB) 'A'                               2,569           24,426
Svenska Cellulosa AB (SCA) 'B'                                          533           11,286
Svenska Handelsbanken AB                                              1,387           19,814
Tele 2 AB NetCom AB 'B' (a)                                             326           10,587
Telefonaktiebolaget LM Ericsson AB 'B'                               15,618           85,369
Telia AB                                                              2,678           13,531
Trelleborg AB (Class B)                                                 358            2,697
Volvo AB 'A'                                                            168            2,454
Volvo AB 'B'                                                            695           10,407
WM-Data AB 'B'                                                          475            1,409
--------------------------------------------------------------------------------------------
Total Investments in Sweden (Cost--$568,012)--1.9%                                   339,711
--------------------------------------------------------------------------------------------

Switzerland

ABB Ltd.                                                              2,444           36,983
Adecco SA (Registered Shares)                                           370           17,414
Ascom Holding AG 'R'                                                     62            2,859
Credit Suisse Group (Registered Shares)                                 598           98,308
Givaudan (Registered Shares)                                             22            6,101


               June 30, 2001 (20) Mercury International Index Fund

                                                                               In US Dollars
                                                                     Shares    -------------
Investments                                                           Held         Value
--------------------------------------------------------------------------------------------
Switzerland (concluded)

Holcim Ltd. 'B'                                                          60      $    12,217
Jemoli Holding AG                                                         2            2,503
Kudelski SA (Bearer) (a)                                                110            9,241
Logitech International SA (Registered Shares) (a)                         9            2,884
Lonza AG (Registered Shares)                                             16            9,337
Nestle SA (Registered Shares)                                           780          165,764
Novartis AG (Registered Shares)                                       6,620          239,572
Roche Holding AG                                                      1,400          100,862
Roche Holding AG (Bearer)                                               300           24,451
SAirGroup (a)                                                            25            1,502
SGS Societe Generale de Surveillance Holding SA 'R'                      10            1,808
Schweizerische Rueckversicherungs-Gesellschaft (Registered Shares)       29           57,952
Sulzer AG (Registered Shares)                                            10            3,182
The Swatch Group AG 'B'                                                   8            8,011
The Swatch Group AG (Registered Shares)                                  14            2,979
Swisscom AG (Registered Shares)                                         152           36,192
Syngenta AG (a)                                                         251           13,196
UBS AG (Registered Shares)                                            1,095          156,864
Unaxis Holding AG 'R'                                                    35            4,926
Zurich Financial Services AG                                            169           57,634
--------------------------------------------------------------------------------------------
Total Investments in Switzerland (Cost--$1,242,082)--6.2%                          1,072,742
--------------------------------------------------------------------------------------------

United Kingdom

3i Group PLC                                                          1,243           18,635
AMEC PLC                                                                891            6,328
ARM Holdings PLC (a)                                                  2,123            8,017
AWG PLC                                                                 779            6,573
Abbey National PLC                                                    2,791           48,870
Airtours PLC                                                          1,320            5,365
Amvescap PLC                                                          1,495           25,967
AstraZeneca Group PLC                                                 3,356          156,370
BAA PLC                                                               2,160           20,050
BBA Group PLC                                                           789            2,780
BG Group PLC                                                          6,504           25,635
BOC Group PLC                                                           947           13,851
BP Amoco PLC                                                         41,533          341,418
BP Amoco PLC (ADR) (b)                                                  492           24,526
Barclays PLC                                                          3,172           97,252
Barratt Developments PLC                                                608            3,070
Bass PLC                                                              1,832           19,144
Blue Circle Industries PLC                                            1,459           10,101
Boots Company PLC                                                     1,905           16,102
British Aerospace PLC                                                 6,051           28,977
British Airways PLC                                                   2,371           11,471
British American Tobacco PLC                                          4,246           32,246
The British Land Company PLC                                          1,279            8,724
British Sky Broadcasting Group PLC ("BSkyB") (a)                      3,576           34,400
British Telecommunications PLC                                       17,176          107,979


               June 30, 2001 (21) Mercury International Index Fund

                                                                               In US Dollars
                                                                     Shares    -------------
Investments                                                           Held         Value
--------------------------------------------------------------------------------------------
United Kingdom (continued)

British Telecommunications PLC (a)                                    3,757      $    22,993
Bunzl PLC                                                             1,103            7,601
CGNU PLC                                                              4,359           60,263
CMG PLC                                                               1,251            5,472
Cadbury Schweppes PLC                                                 3,432           23,144
Canary Wharf Finance PLC (a)                                          1,546           12,046
Capita Group PLC                                                        699            4,547
Carlton Communications PLC                                            1,415            6,687
Celltech Group PLC (a)                                                  579            9,755
Centrica PLC                                                          6,628           21,183
Chubb PLC                                                             1,626            3,802
Compass Group PLC                                                     4,296           34,378
Corus Group PLC                                                       7,541            6,443
Diageo PLC                                                            6,586           72,248
Dixons Group PLC                                                      3,992           13,081
EMI Group PLC                                                         1,501            8,486
Eidos PLC (a)                                                           155              538
Eidos PLC (Rights) (d)                                                   51               64
Electrocomponents PLC                                                   232            1,755
FKI PLC                                                               4,339           17,148
GKN PLC                                                               1,534           14,714
George Wimpey PLC                                                     1,362            3,663
GlaxoSmithKline PLC                                                  12,440          349,912
Granada PLC                                                           5,910           12,405
The Great Universal Stores PLC                                        2,133           18,254
HSBC Holdings PLC                                                    18,598          220,366
Halifax PLC                                                           4,378           50,612
Hanson PLC                                                            1,679           12,362
Hays PLC                                                              3,066            7,902
Hilton Group PLC                                                      3,362           11,301
IMI PLC                                                                 763            2,414
Imperial Chemical Industries PLC                                      3,531           20,708
International Power PLC (a)                                           5,255           22,153
Invensys PLC                                                          7,149           13,573
J Sainsbury PLC                                                       3,961           24,692
Johnson Matthey PLC                                                     546            8,232
Kidde PLC                                                             1,626            1,864
Kingfisher PLC                                                        2,890           15,638
Land Securities PLC                                                   1,132           13,914
Lattice Group PLC                                                     7,412           16,548
Legal & General Group PLC                                             7,396           16,773
Lloyds TSB Group PLC                                                 10,539          105,459
Logica PLC                                                              891           10,814
Marconi PLC                                                           5,424           19,300
Marks & Spencer PLC                                                   5,947           21,913
Misys PLC                                                             1,233            8,618
National Grid Group PLC                                               2,554           18,822
Nycomed Amersham PLC                                                  1,232            8,923


               June 30, 2001 (22) Mercury International Index Fund

                                                                               In US Dollars
                                                                     Shares    -------------
Investments                                                           Held         Value
--------------------------------------------------------------------------------------------
United Kingdom (concluded)

Ocean Group PLC                                                       1,984      $    21,192
P & O Princess Cruises PLC                                            1,684            8,763
Pearson PLC                                                           1,588           26,175
The Peninsular and Oriental Steam Navigation Company                  1,758            6,577
Pilkington PLC                                                        3,205            4,530
Provident Financial PLC                                                 275            2,876
Prudential Corporation PLC                                            3,865           46,802
Psion PLC                                                               490              620
RMC Group PLC                                                           673            6,484
Railtrack Group PLC                                                   1,081            5,078
Rank Group PLC                                                        2,062            6,264
Reed International PLC                                                2,537           22,479
Rentokil Initial PLC                                                  4,472           15,157
Reuters Group PLC                                                     2,767           35,919
Rio Tinto PLC (Registered Shares)                                     1,989           35,302
Royal Bank of Scotland Group PLC                                      5,177          114,092
The Sage Group PLC                                                    2,677            9,563
Schroders PLC                                                           321            3,691
ScottishPower PLC                                                     3,744           27,539
Seton Scholl Healthcare Group PLC                                       394            2,771
Slough Estates PLC                                                      527            2,553
Smith & Nephew PLC                                                    1,195            6,202
Smiths Industries PLC                                                 1,236           14,341
Stagecoach Holdings PLC                                               2,330            2,581
TI Group PLC                                                          1,025              288
Tate & Lyle PLC                                                         828            3,261
Taylor Woodrow PLC                                                    1,739            4,769
Tesco PLC                                                            13,432           48,455
Unilever PLC                                                          5,712           48,120
Uniq PLC                                                                417            1,232
United Utilities PLC                                                  1,266           11,992
Vodafone Group PLC                                                  139,313          308,589
WPP Group PLC                                                         2,208           21,737
Wincanton PLC                                                           417            1,173
Wolseley PLC                                                          1,415           10,567
--------------------------------------------------------------------------------------------
Total Investments in the United Kingdom
(Cost--$4,030,573)--19.2%                                                          3,345,068
--------------------------------------------------------------------------------------------

United States

InFocus Corporation (a)                                                  83            1,692
--------------------------------------------------------------------------------------------
Total Investments in the United States (Cost--$1,617)--0.0%                            1,692
--------------------------------------------------------------------------------------------


               June 30, 2001 (23) Mercury International Index Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                               In US Dollars
Short-Term           Face                                                      -------------
Securities          Amount                      Issue                              Value
--------------------------------------------------------------------------------------------
Commercial          $ 591,000    General Motors Acceptance Corp.,
Paper*                           4.13% due 7/02/2001                             $   590,864
--------------------------------------------------------------------------------------------
US Government         650,000    Fannie Mae, 3.69% due 7/19/2001                     648,734
Agency Obligations*   500,000    Freddie Mac, 3.70% due 7/17/2001                    499,126
--------------------------------------------------------------------------------------------
Total Investments in Short-Term Securities (Cost--$1,738,724)--10.0%               1,738,724
--------------------------------------------------------------------------------------------
Total Investments (Cost--$21,404,725)--98.9%                                      17,209,181

Unrealized Depreciation on Forward Foreign Exchange Contracts**--(0.0)%               (2,167)

Variation Margin on Financial Futures Contracts***--(0.1)%                            (7,830)

Other Assets Less Liabilities--1.2%                                                  206,659
                                                                                 -----------
Net Assets--100.0%                                                               $17,405,843
                                                                                 ===========
--------------------------------------------------------------------------------------------

(a)   Non-income producing security.
(b)   American Depositary Receipts (ADR).
(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(d)   The rights may be exercised until 7/09/2001.
 * Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Series.
**    Forward foreign exchange contracts as of June 30, 2001 were as follows:

-----------------------------------------------------------------------------
                                                                  Unrealized
                                            Expiration           Appreciation
Foreign Currency Purchased                     Date             (Depreciation)
-----------------------------------------------------------------------------
(pound)      76,000                         July 2001                   $ 650
(Yen)    14,432,000                         July 2001                  (1,079)
(euro)      213,000                         July 2001                  (1,738)
-----------------------------------------------------------------------------
Total Unrealized Depreciation on Forward Foreign Exchange
Contracts--Net (US$ Commitment--$405,205)                             $(2,167)
                                                                      =======
-----------------------------------------------------------------------------

***   Financial futures contracts purchased as of June 30, 2001 were as follows:

-----------------------------------------------------------------------------
Number of                                     Expiration
Contracts      Issue          Exchange           Date                   Value
-----------------------------------------------------------------------------
   1         All Ordinaries     SFE         September 2001           $ 43,912
   3         CAC 40             MATIF       September 2001            133,327
   1         DAX                DTB         September 2001            129,424
  12         DJ                 EURO        September 2001            435,830
   6         FTSE               LIFFE       September 2001            476,854
   1         Hang Seng Index    SIMEX            July 2001             83,597
   1         IBEX 35            IBEX             July 2001             74,806
   1         MIB 30 Index       MIB         September 2001            158,839
   4         TOPIX              Tokyo       September 2001            415,651
-----------------------------------------------------------------------------
Total Financial Futures Contracts Purchased
(Total Contract Price--$1,960,070)                                 $1,952,240
                                                                   ==========
-----------------------------------------------------------------------------

See Notes to Financial Statements.


               June 30, 2001 (24) Mercury International Index Fund

STATEMENT OF ASSETS
AND LIABILITIES

As of June 30, 2001

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

Assets:

Investments, at value (identified cost--$21,404,725)                             $ 17,209,181
Cash on deposit for financial futures contracts                                       140,100
Foreign cash                                                                           96,320
Receivables:
  Contributions                                                  $ 31,129
  Dividends                                                        27,337
  Investment adviser                                               21,065
  Securities sold                                                     299              79,830
                                                                 --------
Prepaid expenses and other assets                                                      84,268
                                                                                 ------------
Total assets                                                                       17,609,699
                                                                                 ------------
---------------------------------------------------------------------------------------------

Liabilities:

Unrealized depreciation on forward foreign exchange contracts                           2,167
Payables:
  Securities purchased                                              8,820
  Variation margin                                                  7,830              16,650
                                                                 --------
Accrued expenses and other liabilities                                                185,039
                                                                                 ------------
Total liabilities                                                                     203,856
                                                                                 ------------
---------------------------------------------------------------------------------------------

Net Assets:

Net assets                                                                       $ 17,405,843
                                                                                 ============
---------------------------------------------------------------------------------------------

Net Assets Consist of:

Partners' capital                                                                $ 21,617,283
Unrealized depreciation on investments and
  foreign currency transactions--net                                               (4,211,440)
                                                                                 ------------
Net assets                                                                       $ 17,405,843
                                                                                 ============
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.


               June 30, 2001 (25) Mercury International Index Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2001

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

Investment Income:

Dividends (net of $24,016 foreign withholding tax)                              $     167,723
Interest and discount earned                                                           22,966
Other                                                                                     247
                                                                                -------------
Total income                                                                          190,936
                                                                                -------------
---------------------------------------------------------------------------------------------

Expenses:

Professional fees                                              $   37,532
Custodian fees                                                     22,579
Trustees' fees and expenses                                         2,973
Accounting services                                                 1,988
Investment advisory fees                                              803
Other                                                               8,585
                                                               ----------
Total expenses before reimbursement                                74,460
Reimbursement of expenses                                         (68,038)
                                                               ----------
Total expenses after reimbursement                                                      6,422
                                                                                -------------
Investment income--net                                                                184,514
                                                                                -------------
---------------------------------------------------------------------------------------------

Realized & Unrealized Loss on Investments
& Foreign Currency Transactions--Net:

Realized loss from:
  Investments--net                                               (278,479)
  Foreign currency transactions--net                              (75,657)           (354,136)
                                                               ----------
Change in unrealized appreciation/depreciation on:
  Investments--net                                             (2,345,298)
  Foreign currency transactions--net                              (28,681)         (2,373,979)
                                                               ------------------------------
Net Decrease in Net Assets Resulting from Operations                            $  (2,543,601)
                                                                                =============
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.


               June 30, 2001 (26) Mercury International Index Fund

STATEMENTS OF CHANGES
IN NET ASSETS

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

                                                             For the Six        For the
                                                            Months Ended      Year Ended
                                                              June 30,       December 31,
Increase (Decrease) in Net Assets:                              2001             2000
-----------------------------------------------------------------------------------------
Operations:

Investment income--net                                    $    184,514       $    186,987
Realized loss on investments and foreign currency
  transactions--net                                           (354,136)          (196,691)
Change in unrealized appreciation on investments
  and foreign currency transactions--net                    (2,373,979)        (1,860,604)
                                                          -------------------------------
Net decrease in net assets resulting from operations        (2,543,601)        (1,870,308)
                                                          -------------------------------
-----------------------------------------------------------------------------------------

Net Capital Contributions:

Increase in net assets derived from net
  capital contributions                                      4,186,253          7,579,181
                                                          -------------------------------
-----------------------------------------------------------------------------------------

Net Assets:

Total increase in net assets                                 1,642,652          5,708,873
Beginning of period                                         15,763,191         10,054,318
                                                          -------------------------------
End of period                                             $ 17,405,843       $ 15,763,191
                                                          ===============================
-----------------------------------------------------------------------------------------

See Notes to Financial Statements.


               June 30, 2001 (27) Mercury International Index Fund

FINANCIAL HIGHLIGHTS

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

The following ratios have been derived from information provided in the financial statements.

                                                For the Six      For the
                                               Months Ended    Year Ended
                                                 June 30,     December 31,
                                                   2001           2000
--------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses, net of reimbursement                      .08%*             .08%
                                              ============================
Expenses                                            .93%*            1.34%
                                              ============================
Investment income--net                             2.30%*            1.55%
                                              ============================
--------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)      $   17,406        $   15,763
                                              ============================
Portfolio turnover                                 1.10%             5.89%
                                              ============================
--------------------------------------------------------------------------

*     Annualized.

      See Notes to Financial Statements.


               June 30, 2001 (28) Mercury International Index Fund

NOTES TO FINANCIAL STATEMENTS

MASTER INTERNATIONAL (CAPITALIZATION WEIGHTED) INDEX SERIES

(1)   Significant Accounting Policies:

      Master International (Capitalization Weighted) Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such statements are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Derivative financial instruments--The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay


               June 30, 2001 (29) Mercury International Index Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Forward foreign exchange contracts--The Series is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Series' records. However, the effect on operations is recorded from the date the Series enters into such contracts.

      o Foreign currency options and futures--The Series may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

      (c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (d) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal


               June 30, 2001 (30) Mercury International Index Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

      (e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

      FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. For the six months ended June 30, 2001, FAM earned fees of $803, all of which were waived. FAM also reimbursed the Fund for additional expenses of $67,235.

      Prior to January 1, 2001 FAM provided accounting services to the Series at its cost and the Series reimbursed FAM for these services. FAM continues to provide certain accounting services to the Series. The Series reimburses FAM at its cost for such services. For the six months ended June 30, 2001, the Series reimbursed FAM an aggregate of $159 for the above-described services. The Series entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Series. The Series pays a fee for these services.


               June 30, 2001 (31) Mercury International Index Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2001 were $3,198,663 and $163,752, respectively.

      Net realized gains (losses) for the six months ended June 30, 2001 and unrealized losses as of June 30, 2001 were as follows:

                                             Realized             Unrealized
                                          Gains (Losses)            Losses
----------------------------------------------------------------------------
Investments:
  Long-term                                 $  (58,243)          $(4,195,544)
  Short-term                                       146                    --
  Financial futures contracts                 (220,382)               (7,830)
                                            --------------------------------
Total investments                             (278,479)           (4,203,374)
                                            --------------------------------
Currency Transactions:
  Foreign currency transactions                (66,570)               (5,899)
  Forward foreign exchange contracts            (9,087)               (2,167)
                                            --------------------------------
Total currency transactions                    (75,657)               (8,066)
                                            --------------------------------
Total                                       $ (354,136)          $(4,211,440)
                                            ================================
----------------------------------------------------------------------------

      As of June 30, 2001, net unrealized depreciation for Federal income tax purposes aggregated $4,195,544, of which $596,286 related to appreciated securities and $4,791,830 related to depreciated securities. At June 30, 2001, the aggregate cost of investments for Federal income tax purposes was $21,404,725.


               June 30, 2001 (32) Mercury International Index Fund

[LOGO] Merrill Lynch  Investment Managers

     MUTUAL          MANAGED          ALTERNATIVE        INSTITUTIONAL
     FUNDS          ACCOUNTS          INVESTMENTS       ASSET MANAGEMENT

                               [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury International Index Fund of
Mercury Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper          #MERCINTCW--6/01